Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–163.72%(a)
Alabama–2.11%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$ 4,770	$ 5,623,019
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	225	230,204
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	1,235	1,494,226
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB(b)	5.50%	01/01/2043	1,725	1,112,418
Lower Alabama Gas District (The);
Series 2016 A, RB	5.00%	09/01/2046	1,605	2,385,881
Series 2016 A, RB(c)	5.00%	09/01/2046	2,700	4,013,631
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(d)	5.25%	05/01/2044	825	928,769
				15,788,148
Alaska–0.43%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	3,160	3,254,231
Arizona–3.92%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,160	2,460,737
Arizona (State of) Industrial Development Authority;
Series 2019 A-2, RB	3.63%	05/20/2033	1,094	1,157,373
Series 2020 A, RB(d)	5.00%	12/15/2040	405	448,424
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community);
Series 2019 A, RB	4.25%	01/01/2040	1,500	1,252,005
Series 2019 B, RB	5.13%	01/01/2054	85	68,889
Arizona (State of) Industrial Development Authority (Leman Academy of Excellence); Series 2017 A, Ref. RB(d)	5.25%	07/01/2047	1,160	1,193,037
Arizona (State of) Transportation Board; Series 2011 A, Ref. RB(c)(e)(f)	5.25%	07/01/2021	2,500	2,574,100
City of Phoenix Civic Improvement Corp.;
Series 2020, RB(c)	5.00%	07/01/2049	3,015	3,706,490
Series 2020-XM0924, RB(c)	5.00%	07/01/2044	2,000	2,631,620
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	1,105	1,198,439
Series 2017, Ref. RB	5.00%	11/15/2045	890	928,706
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(d)	5.00%	07/01/2054	225	249,647
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(d)	6.50%	07/01/2034	500	569,370
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.00%	06/01/2042	2,170	2,265,957
Phoenix Civic Improvement Corp.;
Series 2017 A, RB(g)	5.00%	07/01/2042	1,550	1,834,255
Series 2017 A, RB(g)	5.00%	07/01/2047	2,475	2,906,392
Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(d)	5.00%	06/15/2052	360	374,490
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(d)	5.25%	07/01/2048	1,190	1,215,216
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	800	1,132,056
Yuma (City of), AZ Industrial Development Authority (Regional Medical Center); Series 2014 A, RB	5.25%	08/01/2032	1,060	1,203,513
				29,370,716
Arkansas–0.08%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2039	500	615,705
California–12.12%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(c)	5.00%	04/01/2056	2,490	2,977,193
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(h)	0.00%	08/01/2028	800	745,600
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (County of), CA Tobacco Securitization Agency;
Series 2020 A, Ref. RB	4.00%	06/01/2038	$ 275	$ 326,015
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	100	118,327
Series 2020 B-2, Ref. RB(h)	0.00%	06/01/2055	1,670	307,430
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(h)	0.00%	06/01/2055	11,000	853,380
California (State of);
Series 2012, GO Bonds	5.25%	04/01/2035	2,880	3,064,234
Series 2012, GO Bonds	5.00%	04/01/2042	1,900	2,012,366
Series 2012, Ref. GO Bonds	5.00%	02/01/2032	2,100	2,212,770
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	1,500	1,696,860
Series 2020-XM0909, GO Bonds(c)	3.00%	11/01/2050	2,350	2,522,584
Series 2020-XX1123, Ctfs.(c)(i)	4.00%	03/01/2046	3,015	3,627,015
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(d)	5.00%	04/01/2049	835	936,519
California (State of) Housing Finance Agency; Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	493	550,051
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2035	1,255	1,483,962
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(g)	5.00%	12/31/2038	1,490	1,768,868
Series 2018 A, RB(g)	5.00%	12/31/2043	2,010	2,358,413
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(g)	4.00%	07/15/2029	1,670	1,748,941
California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB	5.00%	08/01/2039	250	262,970
California (State of) Pollution Control Finance Authority;
Series 2012, RB(d)(g)	5.00%	07/01/2027	1,315	1,401,777
Series 2012, RB(d)(g)	5.00%	07/01/2030	1,600	1,699,056
Series 2012, RB(d)(g)	5.00%	07/01/2037	3,535	3,727,481
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	855	929,556
Series 2016 A, RB(d)	5.00%	12/01/2041	1,355	1,500,866
Series 2016 A, RB(d)	5.25%	12/01/2056	1,005	1,120,223
California State University; Series 2020-XM0923, RB(c)	5.00%	11/01/2048	2,070	2,621,531
City of Long Beach CA Harbor Revenue; Series 2020-XM0865, Ctfs.(c)	7.15%	05/15/2044	2,005	2,500,415
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	390	390,581
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(h)(j)	0.00%	01/15/2034	4,125	3,165,608
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	2,875	3,175,668
Series 2015 A, Ref. RB	5.00%	06/01/2040	1,000	1,164,170
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	1,130	1,166,284
Los Angeles (City of), CA Department of Water & Power; Series 2012 B, RB(c)	5.00%	07/01/2043	3,500	3,753,085
M-S-R Energy Authority;
Series 2009 A, RB	6.50%	11/01/2039	2,265	3,752,720
Series 2009 B, RB	7.00%	11/01/2034	585	934,444
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(k)	6.25%	08/01/2043	2,010	2,163,102
Oroville (City of), CA (Oroville Hospital); Series 2019, RB	5.25%	04/01/2049	620	677,883
San Buenaventura (City of), CA (Community Memorial Health System); Series 2011, RB	7.50%	12/01/2041	2,200	2,329,272
San Diego (City of), CA Community College District (Election of 2006); Series 2011, GO Bonds(c)(e)(f)	5.00%	08/01/2021	4,110	4,243,041
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. RB(g)	5.00%	05/01/2025	775	790,051
Series 2011 F, Ref. RB(g)	5.00%	05/01/2026	1,550	1,579,512
Series 2019 A, Ref. RB(g)	5.00%	05/01/2036	1,170	1,476,423
Series 2019 A, Ref. RB(g)	5.00%	05/01/2039	2,360	2,954,862
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(c)(e)(f)	5.00%	11/01/2021	3,360	3,508,781
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	660	726,462
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(h)	0.00%	06/01/2041	3,485	1,106,034
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
University of California;
Series 2018 AZ, Ref. RB(c)	4.00%	05/15/2048	$ 3,300	$ 3,844,302
Series 2020 BE, Ref. RB	4.00%	05/15/2047	2,340	2,818,694
				90,795,382
Colorado–4.37%
Arkansas (State of) River Power Authority; Series 2006, RB(e)	5.88%	10/01/2026	1,235	1,465,859
Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	1,040	1,063,681
Colorado (State of) Board of Governors; Series 2012 A, RB(c)(e)(f)	5.00%	03/01/2022	3,850	4,081,077
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	1,170	1,412,073
Colorado (State of) Health Facilities Authority (Commonspirit Health); Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,675	1,855,783
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(e)(f)	5.00%	06/01/2027	585	753,948
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, RB	5.25%	07/01/2027	295	294,997
Series 2007 A, RB	5.30%	07/01/2037	245	225,679
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	920	1,004,907
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	1,400	1,405,306
Series 2010, RB	6.00%	01/15/2034	1,100	1,103,718
Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, Ref. RB	5.00%	12/01/2033	500	531,600
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs.(c)(i)	5.00%	08/01/2044	1,260	1,518,187
Denver (City & County of), CO;
Series 2012 B, RB(e)(f)	5.00%	11/15/2022	1,850	2,021,069
Series 2018 A, Ref. RB(c)(g)	5.25%	12/01/2048	5,260	6,418,199
Series 2018 A-2, RB(h)	0.00%	08/01/2033	1,765	1,250,326
Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	735	761,813
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	705	734,102
North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	516,130
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	2,010	3,182,312
Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	584,232
White Buffalo Metropolitan District No. 3; Series 2020, Limited Tax GO Bonds	5.50%	12/01/2050	500	523,745
				32,708,743
Connecticut–0.16%
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB(g)	5.50%	04/01/2021	1,200	1,217,880
District of Columbia–2.76%
District of Columbia; Series 2014 C, GO Bonds(c)	5.00%	06/01/2035	6,890	7,917,575
District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	660	603,055
District of Columbia Water & Sewer Authority; Series 2013 A, RB(c)(e)(f)	5.00%	10/01/2023	3,000	3,404,400
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2014 A, Ref. RB	5.00%	10/01/2053	6,550	6,836,366
Series 2019 B, Ref. RB	4.00%	10/01/2049	1,675	1,871,092
				20,632,488
Florida–8.33%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	505	565,004
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,000,070
Broward (County of), FL;
Series 2012 A, RB(e)(f)	5.00%	10/01/2022	2,270	2,469,419
Series 2013 C, RB(e)(f)	5.25%	10/01/2023	2,450	2,793,808
Series 2015 A, RB(g)	5.00%	10/01/2045	1,395	1,591,151
Series 2017, RB(c)(g)(i)	5.00%	10/01/2047	4,015	4,724,410
Series 2019 B, RB(g)	4.00%	09/01/2044	835	906,643
Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(d)	6.00%	07/01/2045	250	251,573
Central Florida Expressway Authority; Series 2020-XX1136, Ctfs.(c)(i)	5.00%	07/01/2049	2,385	2,974,477
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $1,270,077)(b)(d)(l)	7.75%	05/15/2035	$ 1,300	$ 1,005,875
Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(e)(f)	6.00%	04/01/2023	1,400	1,585,178
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	3,015	3,483,621
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(g)	5.13%	06/01/2027	1,650	1,687,092
Greater Orlando Aviation Authority; Series 2019 A, RB(g)	4.00%	10/01/2039	2,500	2,902,000
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB(g)	5.00%	10/01/2048	2,080	2,504,070
JEA Electric System Revenue; Series 2012 3B, RB	5.00%	10/01/2039	145	149,882
Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	650	678,756
Series 2020 A, Ref. RB	5.75%	08/15/2050	285	296,580
Series 2020 A, Ref. RB	5.75%	08/15/2055	585	604,270
Series 2020 B-3, Ref. RB	3.38%	08/15/2026	420	421,340
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	935	1,034,073
Miami-Dade (County of), FL;
Series 2012 A, Ref. RB(e)(f)(g)	5.00%	10/01/2022	1,000	1,085,350
Series 2012 B, Ref. RB	5.00%	10/01/2032	1,150	1,242,483
Series 2012 B, Ref. RB (INS - AGM)(j)	5.00%	10/01/2035	1,950	2,100,072
Series 2016 A, Ref. RB	5.00%	10/01/2041	2,795	3,280,827
Series 2020 B, RB	4.00%	07/01/2049	2,365	2,796,116
Series 2020 B, RB	4.00%	07/01/2050	1,520	1,794,512
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB(c)	5.00%	04/01/2053	3,865	4,526,147
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB	5.00%	07/01/2040	1,250	1,253,525
Miami-Dade (County of), FL Health Facilities Authority (Miami Children’s Hospital); Series 2010, Ref. RB	6.13%	08/01/2042	170	170,612
Miami-Dade (County of), FL Industrial Development Authority (Waste Management, Inc.); Series 2018 B, RB (SIFMA Municipal Swap Index + 0.80%)(f)(g)(m)	0.90%	11/01/2021	585	585,468
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB(g)	5.00%	10/01/2047	1,315	1,542,784
Osceola (County of), FL;
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2044	1,000	449,850
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2052	450	147,272
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2053	445	139,837
Series 2020 A-2, Ref. RB(h)	0.00%	10/01/2054	385	116,151
Overoaks Community Development District; Series 2010 A-2, RB(e)(f)	6.13%	12/03/2020	90	90,014
Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	500	522,880
Palm Beach (County of), FL Solid Waste Authority; Series 2016, RB(c)	5.00%	10/01/2031	2,565	2,663,163
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	840	1,023,826
Reunion East Community Development District;
Series 2005, RB(b)(n)	5.80%	05/01/2036	235	2
Series 2015-2, RB	6.60%	05/01/2036	205	206,671
Sterling Hill Community Development District; Series 2003 A, RB(n)(o)	6.20%	05/01/2035	735	441,228
Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,095,790
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,350	1,495,314
				62,399,186
Georgia–2.95%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2039	2,860	3,057,998
Brookhaven Development Authority;
Series 2020, RB(c)(i)	4.00%	07/01/2044	1,130	1,320,337
Series 2020, RB(c)(i)	4.00%	07/01/2049	1,680	1,955,386
City of Atlanta GA Water & Wastewater Revenue; Series 2015, Ref. RB(c)	5.00%	11/01/2040	8,290	9,840,396
Fulton (County of), GA Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,150	1,225,014
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.); Series 2017, RB	5.00%	04/01/2042	1,000	1,198,480
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	$ 3,000	$ 3,472,770
				22,070,381
Guam–0.19%
Guam (Territory of);
Series 2011 A, RB	5.25%	01/01/2036	625	647,163
Series 2011 A, RB	5.13%	01/01/2042	780	804,788
				1,451,951
Hawaii–0.87%
Hawaii (State of);
Series 2015 A, RB(g)	5.00%	07/01/2045	1,695	1,933,114
Series 2018 A, RB(g)	5.00%	07/01/2043	1,550	1,866,851
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(e)	5.50%	07/01/2043	2,500	2,744,025
				6,543,990
Idaho–0.24%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2017 A, Ref. RB	5.25%	11/15/2047	865	808,316
Regents of the University of Idaho; Series 2011, Ref. RB(f)	5.25%	04/01/2021	965	978,597
				1,786,913
Illinois–18.94%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	565	565,571
Bolingbrook (Village of), IL; Series 2005, RB	6.25%	01/01/2024	1,071	1,014,130
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	1,050	1,122,282
Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	1,190	1,267,338
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	340	361,029
Series 2011 A, RB(e)(f)	5.25%	01/01/2022	1,905	2,009,203
Series 2011, COP	7.13%	05/01/2021	347	346,979
Series 2012 A, GO Bonds	5.00%	01/01/2033	840	852,802
Series 2012 A, GO Bonds (INS - BAM)(j)	5.00%	01/01/2033	1,290	1,337,124
Series 2012, RB	5.00%	01/01/2042	3,350	3,481,018
Series 2014, RB	5.00%	11/01/2044	875	978,609
Series 2014, Ref. RB (INS - AGM)(j)	5.00%	01/01/2032	1,175	1,287,483
Series 2015 A, GO Bonds	5.50%	01/01/2033	3,395	3,644,736
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	2,025	2,287,035
Series 2017-2, Ref. RB (INS - AGM)(j)	5.00%	11/01/2038	1,000	1,205,000
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP(n)	7.46%	02/15/2026	551	400,602
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB(g)	5.50%	01/01/2031	2,650	2,893,667
Series 2014 A, Ref. RB(g)	5.00%	01/01/2041	1,250	1,363,237
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB(g)	5.00%	01/01/2030	4,500	4,690,395
Series 2013, RB	5.75%	01/01/2038	2,450	2,623,190
Series 2015 C, RB(g)	5.00%	01/01/2046	850	958,970
Series 2015 D, RB	5.00%	01/01/2046	595	679,103
Series 2016 C, Ref. RB	5.00%	01/01/2037	1,685	1,957,801
Series 2017 D, RB	5.25%	01/01/2042	1,355	1,615,146
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	1,705	1,836,831
Series 2018 A, Ref. GO Bonds	5.00%	12/01/2035	750	813,510
Series 2018 A, Ref. GO Bonds (INS - AGM)(j)	5.00%	12/01/2035	650	791,135
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	1,005	1,060,175
Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, GO Bonds	5.00%	12/01/2045	1,755	2,082,220
Chicago (City of), IL Transit Authority;
Series 2011, RB(c)(e)(f)(i)	5.25%	12/01/2021	3,795	3,986,610
Series 2014, RB	5.00%	12/01/2044	3,735	4,238,739
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago Park District;
Series 2020 D, GO Bonds (INS - BAM)(j)	4.00%	01/01/2036	$ 1,000	$ 1,119,680
Series 2020 D, GO Bonds (INS - BAM)(j)	4.00%	01/01/2037	1,000	1,115,720
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	551,201
Illinois (State of);
Series 2013, GO Bonds (INS - BAM)(j)	5.50%	07/01/2038	2,450	2,610,646
Series 2014, GO Bonds	5.25%	02/01/2033	1,250	1,313,512
Series 2014, GO Bonds	5.00%	05/01/2035	450	469,017
Series 2014, GO Bonds	5.00%	05/01/2036	1,210	1,261,268
Series 2016, GO Bonds	5.00%	11/01/2036	1,120	1,193,573
Series 2017 C, GO Bonds	5.00%	11/01/2029	265	288,405
Series 2017 D, GO Bonds	5.00%	11/01/2023	1,675	1,768,515
Series 2017 D, GO Bonds	5.00%	11/01/2024	70	75,021
Series 2017 D, GO Bonds	5.00%	11/01/2026	1,115	1,223,055
Series 2018 A, GO Bonds	6.00%	05/01/2027	770	900,569
Series 2018 A, GO Bonds	5.00%	05/01/2030	1,225	1,352,032
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2021	2,080	2,138,594
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2022	585	614,660
Series 2020, GO Bonds	5.50%	05/01/2039	1,385	1,563,249
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012, RB(e)(f)	5.00%	03/01/2022	1,000	1,059,367
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,430	1,597,996
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(g)	8.00%	06/01/2032	360	360,209
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,061,820
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	605	654,604
Series 2019 A, Ref. RB	5.00%	11/01/2040	60	64,042
Series 2019 A, Ref. RB	5.00%	11/01/2049	550	579,486
Illinois (State of) Finance Authority (Navistar International Corp.); Series 2020, Ref. RB(d)(f)	4.75%	08/01/2030	835	868,433
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,375	2,701,895
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB (Acquired 04/01/2016; Cost $30,700)(b)(l)	2.00%	05/15/2055	230	11,513
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	1,000,260
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,490	2,828,192
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)(e)(f)	5.50%	02/15/2021	2,370	2,395,193
Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	151,353
Series 2017, Ref. RB	5.25%	02/15/2037	195	190,004
Series 2017, Ref. RB	5.25%	02/15/2047	835	772,392
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	3,630	3,930,274
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, RB (INS - AGM)(h)(j)	0.00%	12/15/2029	2,750	2,196,095
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2015 A, RB	5.50%	06/15/2053	2,200	2,407,350
Illinois (State of) Sports Facilities Authority (The);
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	1,205	1,353,950
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	1,100	1,235,168
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	3,875	4,187,325
Series 2015 A, RB(c)	5.00%	01/01/2040	11,210	13,031,400
Metropolitan Water Reclamation District of Greater Chicago; Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	3,155	4,625,230
Peoria (County of), IL; Series 2011, GO Bonds(c)	5.00%	12/15/2041	3,075	3,085,916
Railsplitter Tobacco Settlement Authority; Series 2010, RB(e)(f)	5.50%	06/01/2021	3,800	3,900,624
Regional Transportation Authority;
Series 2000, RB (INS - NATL)(j)	6.50%	07/01/2030	2,260	3,095,567
Series 2002 A, RB (INS - NATL)(j)	6.00%	07/01/2029	1,155	1,565,568
Series 2018 B, RB	5.00%	06/01/2040	2,315	2,782,769
Sales Tax Securitization Corp.; Series 2018 A, Ref. RB(c)	5.00%	01/01/2048	4,195	4,835,283
				141,839,665
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–2.84%
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, RB	5.25%	10/01/2031	$ 2,320	$ 2,407,835
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(g)	5.00%	07/01/2035	500	538,660
Series 2013 A, RB(g)	5.00%	07/01/2048	575	612,599
Series 2013, RB(g)	5.00%	07/01/2040	3,850	4,127,084
Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.);
Series 2012 A, RB	5.00%	06/01/2032	610	634,675
Series 2012 A, RB	5.00%	06/01/2039	2,670	2,765,292
Indiana (State of) Municipal Power Agency;
Series 2013 A, RB(e)(f)	5.25%	07/01/2023	1,250	1,410,313
Series 2016 A, Ref. RB	5.00%	01/01/2042	1,235	1,468,304
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/2027	2,000	2,038,980
Series 2013 F, RB(c)	5.00%	02/01/2030	3,240	3,542,130
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(g)	6.75%	01/01/2034	1,500	1,702,170
				21,248,042
Iowa–1.48%
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB	5.25%	12/01/2025	1,295	1,408,209
Series 2013, RB(d)	5.88%	12/01/2027	1,090	1,124,836
Series 2013, Ref. RB(f)	5.25%	12/01/2037	1,265	1,375,713
Series 2019, Ref. RB	3.13%	12/01/2022	390	398,241
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	895	958,805
Iowa (State of) Tobacco Settlement Authority;
Series 2005 B, RB	5.60%	06/01/2034	280	284,189
Series 2005 C, RB	5.50%	06/01/2042	1,965	1,994,396
Series 2005 C, RB	5.63%	06/01/2046	1,370	1,390,495
Series 2005 E, RB(h)	0.00%	06/01/2046	12,665	2,125,440
				11,060,324
Kansas–0.39%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.75%	07/01/2038	1,575	1,770,363
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,000	1,131,240
				2,901,603
Kentucky–2.12%
Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(f)(m)	1.50%	02/01/2025	710	702,531
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2047	1,115	1,182,380
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,985	2,141,160
Series 2015 A, RB	5.00%	01/01/2045	335	358,892
Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	1,265	1,428,198
Series 2017 A, Ref. RB	5.00%	06/01/2045	1,015	1,107,852
Kentucky (Commonwealth of) Public Energy Authority; Series 2019 C, RB(f)	4.00%	02/01/2028	1,495	1,774,161
Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB	5.75%	07/01/2049	1,000	1,098,620
Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(c)(i)(j)	5.00%	09/01/2044	3,840	4,945,498
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,112,890
				15,852,182
Louisiana–1.38%
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(j)	4.00%	12/01/2039	1,000	1,183,070
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. James Parish Gomesa); Series 2019, RB(d)	3.90%	11/01/2044	955	959,985
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	$ 1,140	$ 1,274,965
Louisiana (State of) Public Facilities Authority (Tulane University of Louisiana); Series 2020, Ref. RB	4.00%	04/01/2050	670	759,003
New Orleans (City of), LA; Series 2014, Ref. RB	5.00%	06/01/2044	755	850,674
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2043	445	536,336
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. RB	5.50%	05/15/2030	685	686,911
Series 2013 A, Ref. RB	5.25%	05/15/2031	860	884,613
Series 2013 A, Ref. RB	5.25%	05/15/2032	1,635	1,727,639
Series 2013 A, Ref. RB	5.25%	05/15/2033	1,375	1,451,271
				10,314,467
Maryland–0.74%
Baltimore (City of), MD (Water); Series 2020 A, RB	5.00%	07/01/2050	795	1,032,029
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	385	421,502
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	770	888,072
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,580	1,737,763
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	905	945,345
Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	540	532,893
				5,557,604
Massachusetts–4.88%
Massachusetts (Commonwealth of);
Series 2004 A, Ref. GO Bonds (INS - AMBAC)(j)	5.50%	08/01/2030	1,500	2,128,515
Series 2005, Ref. RB (INS - NATL)(j)	5.50%	01/01/2023	1,000	1,097,610
Massachusetts (Commonwealth of) (Consolidated Loan of 2019); Series 2019, GO Bonds	5.00%	05/01/2047	1,000	1,274,520
Massachusetts (Commonwealth of) Department of Transportation; Series 1997 C, RB (INS - NATL)(h)(j)	0.00%	01/01/2022	1,550	1,538,003
Massachusetts (Commonwealth of) Development Finance Agency (Broad Institute); Series 2011 A, RB(e)(f)	5.25%	04/01/2021	500	508,510
Massachusetts (Commonwealth of) Development Finance Agency (Caregroup); Series 2018 J-2, RB	5.00%	07/01/2048	2,480	2,925,978
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,255	3,676,555
Massachusetts (Commonwealth of) Development Finance Agency (Lesley University); Series 2011 B-1, RB(e)(f)	5.25%	07/01/2021	300	308,802
Massachusetts (Commonwealth of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB(c)	5.50%	07/01/2032	2,500	3,711,750
Massachusetts (Commonwealth of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	500	526,515
Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(d)	5.00%	07/15/2035	270	320,385
Massachusetts (Commonwealth of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB(e)(f)	5.00%	07/01/2021	500	513,800
Massachusetts (Commonwealth of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB(e)(f)	5.00%	07/01/2021	3,425	3,521,551
Massachusetts (Commonwealth of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB(e)(f)	6.75%	01/01/2021	500	502,665
Series 2011 I, RB(e)(f)	7.25%	01/01/2021	825	829,694
Massachusetts (Commonwealth of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB(e)(f)	5.50%	07/01/2021	475	489,768
Series 2011 H, RB	5.50%	07/01/2031	25	25,597
Massachusetts (Commonwealth of) Educational Financing Authority; Series 2011 J, RB(g)	5.63%	07/01/2028	115	117,844
Massachusetts (Commonwealth of) Health & Educational Facilities Authority (Boston College); Series 2008, RB	5.50%	06/01/2026	400	510,624
Massachusetts (Commonwealth of) Port Authority; Series 2019 A, Ref. RB(g)	5.00%	07/01/2036	995	1,250,625
Massachusetts (Commonwealth of) Port Authority (Bosfuel); Series 2019 A, Ref. RB(g)	4.00%	07/01/2044	1,000	1,105,710
Massachusetts (Commonwealth of) Port Authority (Conrac); Series 2011 A, RB(e)(f)	5.13%	07/01/2021	250	257,155
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2016 B, RB	4.00%	06/01/2046	2,530	2,818,724
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (Commonwealth of) Water Resources Authority;
Series 2007 B, Ref. RB (INS - AGM)(j)	5.25%	08/01/2031	$ 500	$ 719,955
Series 2011 B, RB(e)(f)	5.00%	08/01/2021	200	206,434
Series 2011 C, Ref. RB(c)(e)(f)	5.00%	08/01/2021	5,500	5,676,935
				36,564,224
Michigan–3.83%
Academy of Warren; Series 2020 A, Ref. RB(d)	5.50%	05/01/2050	250	256,088
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)(i)(j)	5.00%	07/01/2043	2,110	2,350,245
Michigan (State of) Building Authority; Series 2020, Ref. VRD RB(p)	0.21%	10/15/2042	500	500,000
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	2,865	3,474,672
Michigan (State of) Finance Authority; Series 2014 C-1, RB(e)(f)	5.00%	07/01/2022	1,245	1,338,636
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,865	2,140,722
Michigan (State of) Finance Authority (Bronson Healthcare Group); Series 2020 A, Ref. RB	5.00%	05/15/2036	1,675	1,972,698
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2038	750	943,297
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, Ref. RB (INS - AGM)(j)	5.00%	07/01/2032	2,500	2,865,300
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	625	712,994
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	625	718,712
Series 2015, Ref. RB	5.00%	07/01/2035	1,270	1,483,741
Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	165	173,402
Series 2020, Ref. RB	5.00%	06/01/2045	490	504,945
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(e)(f)	5.00%	06/01/2024	2,275	2,635,496
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. RB(c)	5.00%	12/01/2046	3,890	4,640,576
Michigan (State of) Hospital Finance Authority (Ascension Health); Series 2010, Ref. RB	5.00%	11/15/2047	1,000	1,267,910
Michigan (State of) Strategic Fund (I-85 Improvement Project); Series 2018, RB(g)	5.00%	06/30/2033	600	731,532
				28,710,966
Minnesota–0.32%
Bethel (City of), MN (Spectrum High School);
Series 2017 A, Ref. RB	4.25%	07/01/2047	305	319,247
Series 2017 A, Ref. RB	4.38%	07/01/2052	500	525,505
St. Cloud (City of), MN (CentraCare Health System); Series 2019, Ref. RB	5.00%	05/01/2048	1,245	1,518,987
				2,363,739
Mississippi–0.22%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(j)	5.00%	01/01/2048	1,355	1,628,696
Missouri–1.21%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	750	778,740
Series 2011 A, Ref. RB	5.50%	09/01/2028	1,515	1,573,055
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(g)(j)	5.00%	03/01/2049	1,005	1,219,266
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	510	538,805
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2014, RB	5.00%	02/01/2035	1,000	1,075,250
Series 2019, Ref. RB	5.00%	02/01/2048	330	378,747
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/2033	1,175	1,236,535
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	2,095	2,287,447
				9,087,845
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nebraska–1.74%
Central Plains Energy Project (No. 3);
Series 2012, RB(q)	5.00%	09/01/2032	$ 3,500	$ 3,759,595
Series 2012, RB(q)	5.25%	09/01/2037	2,485	2,680,073
Series 2017 A, Ref. RB	5.00%	09/01/2034	205	282,414
Series 2017 A, Ref. RB	5.00%	09/01/2042	2,160	3,155,090
Central Plains Energy Project (No. 4); Series 2018, RB(f)	5.00%	01/01/2024	1,805	2,034,127
Douglas (County of), NE Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,104,840
				13,016,139
New Hampshire–0.36%
New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	1,800	2,717,964
New Hampshire Business Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	1	1,321
				2,719,285
New Jersey–9.83%
Colts Neck (Township of), NJ Board of Education; Series 2002, GO Bonds(e)	5.00%	02/01/2021	485	486,892
East Orange (City of), NJ Board of Education;
Series 1998, COP (INS - AGM)(h)(j)	0.00%	02/01/2025	1,845	1,774,816
Series 1998, COP (INS - AGM)(h)(j)	0.00%	02/01/2028	2,850	2,588,398
Essex (County of), NJ Improvement Authority; Series 2004, Ref. RB (INS - NATL)(j)	5.50%	10/01/2028	1,000	1,377,160
Garden State Preservation Trust;
Series 2003 B, RB (INS - AGM)(h)(j)	0.00%	11/01/2025	2,000	1,890,620
Series 2005 A, RB (INS - AGM)(j)	5.75%	11/01/2028	1,920	2,419,450
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2030	625	755,806
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS - NATL)(j)	5.90%	03/15/2021	5,855	5,944,523
Series 2005 N-1, Ref. RB (INS - NATL)(c)(i)(j)	5.50%	09/01/2022	3,775	4,079,416
Series 2005 N-1, Ref. RB (INS - AMBAC)(j)	5.50%	09/01/2026	1,500	1,834,245
Series 2012, Ref. RB	5.00%	06/15/2029	1,000	1,020,070
New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(g)	5.13%	09/15/2023	675	707,528
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. RB	5.75%	10/01/2021	345	349,585
Series 2002, Ref. RB	5.75%	04/01/2031	1,000	1,055,030
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(g)	5.00%	10/01/2037	955	1,060,919
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, RB(g)	5.13%	01/01/2034	1,250	1,378,737
Series 2013, RB(g)	5.38%	01/01/2043	1,000	1,100,960
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB(e)(f)	6.00%	07/01/2021	750	775,448
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB(e)(f)	5.63%	07/01/2021	1,000	1,031,520
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB(e)	5.25%	07/01/2023	1,000	1,128,250
New Jersey (State of) Higher Education Student Assistance Authority; Series 2018 B, Ref. RB(g)	5.00%	12/01/2024	1,110	1,274,591
New Jersey (State of) Transportation Trust Fund Authority;
Series 2008 A, RB (INS - BAM)(h)(j)	0.00%	12/15/2037	2,020	1,332,251
Series 2009 A, RB(h)	0.00%	12/15/2039	6,000	3,291,240
Series 2010 A, RB(h)	0.00%	12/15/2030	1,600	1,226,192
Series 2010 A, RB(h)	0.00%	12/15/2031	3,000	2,219,850
Series 2011 A, RB(e)(f)	5.50%	06/15/2021	800	822,840
Series 2011 B, RB	5.50%	06/15/2031	1,060	1,085,716
Series 2014, RB	5.00%	06/15/2030	925	1,122,552
Series 2018 A, Ref. RB	5.00%	12/15/2032	1,240	1,485,594
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2029	1,590	1,847,516
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2030	550	636,471
Series 2018 A, Ref. RN(c)(i)	5.00%	06/15/2031	1,005	1,159,237
Subseries 2016 A-1, RN	5.00%	06/15/2028	1,015	1,186,697
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Turnpike Authority;
Series 2005 A, Ref. RB (INS - AGM)(j)	5.25%	01/01/2027	$ 705	$ 903,613
Series 2013 A, RB(e)(f)	5.00%	07/01/2022	1,900	2,044,476
New Jersey Economic Development Authority; Series 2004 A, RB(c)(e)	5.25%	07/01/2026	7,000	8,521,660
New Jersey Institute of Technology; Series 2012 A, RB(e)(f)	5.00%	07/01/2022	500	537,476
Rahway Valley Sewerage Authority; Series 2005 A, RB (INS - NATL)(h)(j)	0.00%	09/01/2032	5,000	4,074,700
Salem (County of), NJ Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS - AGM)(j)	5.25%	08/15/2032	1,300	1,304,264
Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(g)	5.00%	12/01/2023	720	754,884
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,515	2,989,706
Series 2018 A, Ref. RB	5.25%	06/01/2046	835	1,007,745
				73,588,644
New Mexico–0.07%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	500	528,570
New York–21.07%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(d)(g)	5.25%	12/31/2033	400	430,216
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,710	2,712,276
Hudson Yards Infrastructure Corp; Series 2020-XF2859, Ctfs. (INS - AGM)(c)(j)	4.00%	02/15/2047	3,320	3,695,326
Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,850	1,941,760
Series 2016 A, Ref. RB	5.25%	11/15/2032	625	753,331
Series 2016 B, Ref. RB	5.00%	11/15/2037	145	160,450
Series 2019 A, RB (INS - AGM)(c)(j)	4.00%	11/15/2046	2,670	2,971,577
Series 2020 A-2, RB	4.00%	02/01/2022	1,170	1,188,626
Metropolitan Transportation Authority (Green Bonds);
Series 2016 A1, RB	5.00%	11/15/2041	1,980	2,170,496
Series 2017 C-1, RB	5.00%	11/15/2023	600	642,198
Series 2020 A-1, RB (INS - BAM)(j)	4.00%	11/15/2053	395	445,497
Series 2020 C-1, RB	5.25%	11/15/2055	1,335	1,567,410
Series 2020 D-3, RB	4.00%	11/15/2050	1,170	1,238,983
Monroe County Industrial Development Corp. (University of Rochester); Series 2020 A, RB(c)	4.00%	07/01/2050	4,650	5,419,017
New York & New Jersey (States of) Port Authority;
Eighty-Fifth Series 1993, RB (INS - NATL)(j)	5.38%	03/01/2028	1,830	2,170,728
Two Hundred Seventh Series 2018, Ref. RB(c)(g)(i)	5.00%	09/15/2028	3,300	4,189,680
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010 8, RB	6.00%	12/01/2036	2,050	2,063,325
Series 2010, RB	5.50%	12/01/2031	670	674,348
Series 2010, RB	6.00%	12/01/2042	710	714,615
New York (City of), NY; Series 2020-XM0925, GO Bonds(c)	5.00%	08/01/2043	2,325	2,950,472
New York (City of), NY Municipal Water Finance Authority;
Series 2012 FF, RB(c)	5.00%	06/15/2045	6,915	7,386,672
Series 2013 DD, RB	5.00%	06/15/2035	3,200	3,559,584
Series 2020 GG-1, RB(c)	5.00%	06/15/2050	4,305	5,570,153
Subseries 2012 A-1, VRD RB(p)	0.03%	06/15/2044	1,100	1,100,000
New York (City of), NY Transitional Finance Authority;
Series 2013 I, RB	5.00%	05/01/2038	5,000	5,483,350
Series 2018 S-2A, Ref. RB	5.00%	07/15/2034	1,240	1,564,719
Subseries 2011 D-1, RB(c)	5.00%	11/01/2033	4,845	5,047,618
Subseries 2013, RB(c)	5.00%	11/01/2038	5,010	5,591,360
New York (City of), NY Water & Sewer System; Series 2019 EE-2, Ref. RB(c)	4.00%	06/15/2040	2,805	3,343,280
New York (City of), NY Water & Sewer System (2nd Generation Resolution); Series 2008 BB-2, VRD RB(p)	0.03%	06/15/2039	2,000	2,000,000
New York (County of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	3,170	3,854,435
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(j)	5.00%	10/01/2023	180	180,666
Series 2018 E, RB(c)	5.00%	03/15/2045	5,715	7,117,118
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB(c)	5.00%	03/15/2030	$ 2,220	$ 2,248,638
Series 2013 A, RB(e)(f)	5.00%	02/15/2023	1,750	1,934,940
Series 2014 C, RB(c)	5.00%	03/15/2040	5,510	6,202,276
Series 2018 A, Ref. RB	5.25%	03/15/2038	1,240	1,580,777
New York (State of) Dormitory Authority (New York University); Series 1998 A, RB (INS - NATL)(j)	5.75%	07/01/2027	1,000	1,192,250
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, RB(c)	5.00%	12/15/2031	1,905	2,167,014
New York City (City of), NY Transitional Finance Authority; Series 2020-XF2864, Ctfs.(c)	4.00%	11/01/2045	3,345	3,888,429
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(d)	5.00%	11/15/2044	6,570	6,810,331
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. RB	5.00%	09/15/2043	1,870	1,964,884
New York Power Authority; Series 2020-XF0956, Ctfs.(c)	4.00%	11/15/2050	3,675	4,342,233
New York State Thruway Authority;
Series 2020-XM0830, Ctfs.(c)	4.00%	01/01/2050	5,400	6,125,868
Series 2020-XX1127, Ctfs. (INS - AGM)(c)(i)(j)	4.00%	01/01/2050	2,625	3,031,245
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2016, Ref. RB(g)	5.00%	08/01/2021	2,075	2,096,518
Series 2020, Ref. RB(g)	5.25%	08/01/2031	660	720,575
Series 2020, Ref. RB(g)	5.38%	08/01/2036	940	1,031,631
New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(g)	5.00%	08/01/2026	1,585	1,599,233
Series 2016, Ref. RB(g)	5.00%	08/01/2031	1,440	1,447,272
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB(g)	5.00%	01/01/2031	240	277,464
Series 2018, RB(g)	5.00%	01/01/2033	2,100	2,405,235
Series 2018, RB(g)	5.00%	01/01/2034	2,030	2,317,854
Series 2018, RB(g)	4.00%	01/01/2036	1,510	1,625,606
Series 2018, RB(g)	5.00%	01/01/2036	640	726,342
New York Transportation Development Corp. (Delta Air Lines, Inc.-Laguardia); Series 2020, RB(g)	5.00%	10/01/2040	2,005	2,334,843
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(g)	5.00%	07/01/2046	3,235	3,531,099
Series 2016 A, RB(g)	5.25%	01/01/2050	1,775	1,949,624
Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,735	1,751,691
Triborough Bridge & Tunnel Authority; Series 1992 Y, RB(e)	6.13%	01/01/2021	315	316,534
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	2,125	2,238,687
				157,758,379
North Carolina–3.11%
Charlotte (City of), NC (Charlotte Douglas International Airport); Series 2019, RB	4.00%	07/01/2044	645	744,794
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(p)	0.01%	01/15/2037	2,000	2,000,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(g)	5.00%	06/30/2054	3,120	3,324,485
North Carolina (State of) Turnpike Authority; Series 2011, RB(c)	5.00%	07/01/2036	2,870	2,950,044
North Carolina Capital Facilities Finance Agency; Series 2015 B, Ref. RB(c)(e)(f)	5.00%	10/01/2025	9,585	11,733,478
University of North Carolina at Chapel Hill (University of North Carolina Hospital); Series 2019, RB	5.00%	02/01/2049	1,645	2,565,756
				23,318,557
North Dakota–0.61%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	2,165	2,415,361
Series 2017 C, RB	5.00%	06/01/2048	1,930	2,136,838
				4,552,199
Ohio–10.13%
Akron (City of), OH (Community Learning Centers); Series 2012, Ref. RB	5.00%	12/01/2033	1,270	1,348,156
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,190	1,249,833
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	2,645	3,109,647
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2042	1,075	1,191,283
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–(continued)
American Municipal Power, Inc. (AMP Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	$ 2,470	$ 2,590,783
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	535	622,419
Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	470	559,460
Series 2020 A-2, Ref. RB	4.00%	06/01/2048	3,165	3,578,444
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	10,530	11,842,248
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	8,605	1,282,317
Butler (County of), OH (Kettering Health Network Obligated Group); Series 2011, RB	6.38%	04/01/2036	375	380,895
Cincinnati (City of), OH; Series 2011 A, Ref. RB(c)(e)(f)	5.00%	12/01/2021	5,000	5,240,000
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB	6.50%	01/01/2034	1,100	1,184,865
Columbus-Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(d)	5.00%	06/01/2028	835	870,162
Cuyahoga (County of), OH (Medical Mart/Convention Center); Series 2010 F, RB(e)(f)	5.00%	12/01/2020	500	500,000
Cuyahoga (County of), OH (Metrohealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,690	1,992,763
Franklin (County of), OH (OhioHealth Corp.);
Series 2011 A, RB(c)(e)(f)	5.00%	11/15/2021	2,430	2,541,440
Series 2011 A, RB(e)(f)	5.00%	11/15/2021	750	784,395
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(e)(f)	8.00%	07/01/2022	1,505	1,676,073
Hamilton (County of), OH;
Series 2000 B, RB (INS - AMBAC)(h)(j)	0.00%	12/01/2023	2,000	1,937,360
Series 2011 A, Ref. RB	5.00%	12/01/2032	1,000	1,037,050
Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref.RB	5.00%	01/01/2046	1,490	1,594,598
Hamilton (County of), OH (Stratford Heights-University of Cincinnati); Series 2010, Ref. RB (INS - AGM)(j)	5.00%	06/01/2030	1,000	1,003,660
Hamilton (County of), OH (Trihealth, Inc. Obligated Group); Series 2017 A, RB	5.00%	08/15/2047	2,470	2,953,577
Hancock (County of), OH (Blanchard Valley Regional Health Center); Series 2011 A, RB(e)(f)	6.25%	06/01/2021	1,300	1,338,935
Lucas (County of), OH (ProMedica Healthcare System);
Series 2011 A, RB(e)(f)	5.75%	11/15/2021	1,000	1,052,500
Series 2011 A, RB(e)(f)	6.00%	11/15/2021	1,000	1,054,680
Series 2018 A, Ref. RB	5.25%	11/15/2048	1,675	1,932,431
Miami University; Series 2011, Ref. RB(c)	5.00%	09/01/2031	5,050	5,223,872
Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB(d)	6.00%	04/01/2038	1,410	635,459
Norwood (City of), OH (Cornerstone at Norwood); Series 2006, RB	6.20%	12/01/2031	1,340	1,340,509
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(g)(j)	5.00%	12/31/2039	805	917,636
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(f)(g)	2.60%	10/01/2029	1,000	1,040,170
Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(d)(g)	4.25%	01/15/2038	585	642,166
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2008 B4, Ref. VRD RB(p)	0.02%	01/01/2043	1,000	1,000,000
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/2030	750	752,505
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(g)	5.85%	09/20/2028	460	460,750
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 1999 A1, RB (CEP - GNMA)(g)	5.25%	09/01/2030	15	15,041
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS - NATL)(h)(j)	0.00%	02/15/2030	1,000	867,100
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund); Series 2020 A, RB	5.00%	12/01/2050	1,670	2,190,088
Ohio State University (The);
Series 2010 D, RB(e)	5.00%	12/01/2030	45	63,282
Series 2010 D, RB	5.00%	12/01/2030	955	1,324,547
Summit (County of), OH Port Authority (University of Akron Student Housing); Series 2011, RB(e)(f)	5.00%	01/01/2021	500	501,949
Toledo (City of), OH; Series 2010, Ref. GO Bonds (INS - AGM)(j)	5.00%	12/01/2028	1,000	1,002,700
University of Cincinnati;
Series 2010 F, RB(e)(f)	5.00%	12/01/2020	725	725,000
Series 2010 F, RB	5.00%	06/01/2034	20	20,069
Series 2010, RB(e)(f)	5.00%	12/01/2020	5	5,000
University of Toledo; Series 2011 B, RB(e)(f)	5.00%	06/01/2021	650	665,600
				75,843,417
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–1.96%
Edmond Public Works Authority;
Series 2017, RB(c)	5.00%	07/01/2042	$ 2,735	$ 3,336,399
Series 2017, RB(c)	5.00%	07/01/2047	2,670	3,220,848
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.50%	08/15/2057	5,020	5,932,485
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB (Acquired 12/24/2018; Cost $1,815,930)(b)(l)	5.00%	08/01/2052	1,945	758,550
Oklahoma (State of) Water Resources Board; Series 2018 C, RB	4.00%	10/01/2048	1,260	1,434,006
				14,682,288
Oregon–0.64%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	500	533,055
University of Oregon; Series 2020, RB(c)(i)	5.00%	04/01/2050	3,350	4,269,542
				4,802,597
Pennsylvania–3.06%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue);
Series 2018 A, Ref. RB	4.00%	04/01/2044	835	923,911
Series 2018 A, Ref. RB	5.00%	04/01/2047	1,600	1,899,168
Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(h)(j)	0.00%	10/01/2036	650	370,116
Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2024	500	548,465
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB(k)	4.75%	12/01/2037	990	1,104,385
Series 2018 A-2, RB	5.00%	12/01/2048	1,195	1,465,787
Series 2018 B, RB	5.25%	12/01/2048	1,170	1,426,663
Subseries 2010 B-2, RB(e)(f)	5.75%	12/01/2020	2,250	2,250,000
Subseries 2010 B-2, RB(e)(f)	6.00%	12/01/2020	1,400	1,400,000
Subseries 2014 A-2, RB(k)	5.13%	12/01/2039	2,000	2,101,580
Philadelphia (City of), PA;
Series 2017 A, RB	5.00%	10/01/2052	1,100	1,333,750
Series 2017 B, Ref. RB(g)	5.00%	07/01/2047	4,940	5,791,113
Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School);
Series 2020, Ref. RB(d)	5.00%	06/15/2040	150	171,667
Series 2020, Ref. RB(d)	5.00%	06/15/2050	285	321,682
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University);
Series 2017 A, Ref. RB	5.00%	09/01/2035	720	842,472
Series 2017 A, Ref. RB	5.00%	09/01/2047	845	962,354
				22,913,113
Puerto Rico–4.40%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	3,450	3,540,286
Series 2002, RB	5.63%	05/15/2043	1,490	1,497,897
Series 2005 A, RB(h)	0.00%	05/15/2050	5,915	899,494
Series 2005 B, RB(h)	0.00%	05/15/2055	2,540	218,465
Series 2008 A, RB(h)	0.00%	05/15/2057	14,970	962,122
Puerto Rico (Commonwealth of);
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(j)	6.00%	07/01/2027	400	411,408
Series 2004 A, GO Bonds (INS - NATL)(j)	5.25%	07/01/2021	490	493,185
Series 2012 A, Ref. GO Bonds (INS - AGM)(j)	5.00%	07/01/2035	460	482,724
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2044	1,505	1,527,575
Series 2012 A, RB	5.00%	07/01/2033	175	181,563
Series 2012 A, RB	5.13%	07/01/2037	1,590	1,651,613
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2032	1,840	1,954,080
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2033	735	781,467
Series 2007 VV, Ref. RB (INS - NATL)(j)	5.25%	07/01/2035	645	685,764
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2005 L, Ref. RB (INS - NATL)(j)	5.25%	07/01/2035	$ 300	$ 317,781
Series 2007 CC, Ref. RB (INS - AGM)(j)	5.25%	07/01/2033	1,230	1,448,546
Series 2007 N, Ref. RB (INS - NATL)(j)	5.25%	07/01/2032	770	817,740
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2034	1,205	1,425,527
Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2036	1,000	1,186,460
Puerto Rico (Commonwealth of) Public Buildings Authority (Government Facilities); Series 2007 M-3, Ref. RB (INS - NATL)(j)	6.00%	07/01/2024	2,020	2,077,610
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2027	450	394,785
Series 2018 A-1, RB(h)	0.00%	07/01/2029	1,495	1,245,784
Series 2018 A-1, RB(h)	0.00%	07/01/2031	338	258,472
Series 2018 A-1, RB(h)	0.00%	07/01/2033	2,120	1,496,550
Series 2018 A-1, RB(h)	0.00%	07/01/2051	4,200	911,274
Series 2018 A-1, RB	4.75%	07/01/2053	1,360	1,477,545
Series 2018 A-1, RB	5.00%	07/01/2058	3,130	3,452,296
Series 2019 A-2, RB	4.33%	07/01/2040	1,095	1,170,511
				32,968,524
South Carolina–0.95%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(e)(f)	5.25%	08/01/2023	1,600	1,811,344
South Carolina (State of) Ports Authority; Series 2015, RB(e)(f)(g)	5.25%	07/01/2025	3,215	3,922,011
South Carolina (State of) Public Service Authority; Series 2014, Ref. RB	5.00%	12/01/2046	1,190	1,365,168
				7,098,523
South Dakota–0.47%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	1,620	1,835,428
Series 2015, Ref. RB	5.00%	11/01/2045	1,440	1,668,196
				3,503,624
Tennessee–1.33%
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2036	1,735	2,103,393
Memphis (City of), TN;
Series 2020, RB	4.00%	12/01/2045	1,695	2,063,629
Series 2020, RB	4.00%	12/01/2050	1,695	2,041,000
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,110,590
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	1,450	1,683,522
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB(g)	5.00%	07/01/2049	655	801,930
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2024	120	135,570
				9,939,634
Texas–14.57%
Austin (City of), TX; Series 2012, Ref. RB	5.00%	11/15/2042	1,710	1,844,731
Central Texas Regional Mobility Authority; Series 2020 E, RB	5.00%	01/01/2045	710	888,388
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,675	1,939,215
Dallas-Fort Worth (Cities of), TX International Airport; Series 2013 A, RB(g)	5.00%	11/01/2030	1,825	1,959,101
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(p)	0.01%	11/01/2041	2,000	2,000,000
Houston (City of), TX; Series 2011 D, RB(c)(e)(f)	5.00%	11/15/2021	3,760	3,932,434
Houston (City of), TX (United Airlines, Inc.); Series 2018, RB(g)	5.00%	07/15/2028	495	544,010
Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(g)	4.75%	07/01/2024	2,650	2,740,285
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(d)	5.50%	08/15/2045	1,330	1,427,290
Lower Colorado River Authority;
Series 2012 A, Ref. RB(e)(f)	5.00%	05/15/2022	5	5,338
Series 2012 A, Ref. RB	5.00%	05/15/2030	2,335	2,483,226
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Lower Colorado River Authority (LCRA Transmission Services Corp.);
Series 2011 A, Ref. RB	5.00%	05/15/2041	$ 1,400	$ 1,426,712
Series 2019, Ref. RB	5.00%	05/15/2038	1,250	1,535,963
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(d)(g)	4.63%	10/01/2031	3,085	3,276,455
New Hope Cultural Education Facilities Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2031	560	590,750
Series 2018, Ref. RB	5.00%	10/01/2032	1,015	1,062,441
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2052	1,500	987,525
New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community);
Series 2016, Ref. RB	5.00%	07/01/2036	650	656,591
Series 2016, Ref. RB	5.00%	07/01/2046	800	797,880
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(j)	5.00%	04/01/2046	2,010	2,167,725
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	495	532,719
Series 2017, Ref. RB	5.00%	01/01/2047	620	665,341
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North); Series 2020, RB	5.25%	10/01/2055	2,505	2,531,653
North Texas Tollway Authority;
Series 2008 I, Ref. RB (INS - AGC)(j)	6.20%	01/01/2042	1,000	1,192,700
Series 2011 A, RB(c)(e)(f)(i)	5.50%	09/01/2021	2,895	3,009,266
Series 2015 B, Ref. RB(c)(i)	5.00%	01/01/2040	9,860	10,591,218
San Antonio (City of), TX; Series 2013, RB(e)(f)	5.00%	02/01/2023	2,795	3,080,677
Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(c)	5.00%	02/15/2047	3,455	4,078,386
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	2,295	2,447,273
Series 2016, Ref. RB	5.00%	05/15/2045	1,660	1,759,534
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, RB(b)	5.63%	11/15/2027	1,000	650,000
Series 2007, RB(b)	5.75%	11/16/2037	550	357,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	305	243,228
Series 2017 A, RB	6.38%	02/15/2048	1,940	1,564,280
Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	85	90,574
Series 2020, Ref. RB	6.75%	11/15/2051	85	90,180
Series 2020, Ref. RB	6.88%	11/15/2055	85	90,641
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,225	5,021,793
Texas (State of) Transportation Commission;
Series 2016 A, GO Bonds	5.00%	04/01/2044	1,695	2,042,322
Series 2019, RB(h)	0.00%	08/01/2043	3,000	1,156,440
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. RB(e)(f)	5.00%	08/15/2022	4,130	4,468,288
Series 2015 B, Ref. RB(h)	0.00%	08/15/2036	3,475	1,878,724
Series 2015 B, Ref. RB(h)	0.00%	08/15/2037	1,175	606,218
Series 2015 C, Ref. RB	5.00%	08/15/2042	5,170	5,828,244
Texas (State of) Water Development Board (State Water Implementation Revenue Fund); Series 2017 A, RB	4.00%	10/15/2035	280	336,918
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	4,705	5,521,129
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2027	1,500	1,617,300
Series 2012, RB	5.00%	12/15/2028	1,475	1,586,466
Series 2012, RB	5.00%	12/15/2030	1,500	1,606,800
Series 2012, RB	5.00%	12/15/2031	4,475	4,785,296
Series 2012, RB	5.00%	12/15/2032	1,000	1,067,140
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(g)	5.00%	12/31/2055	1,140	1,252,655
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(g)	7.00%	12/31/2038	$ 1,475	$ 1,694,642
Texas Private Activity Bond Surface Transportation Corp. (Segment 3C); Series 2019, RB(g)	5.00%	06/30/2058	2,385	2,822,504
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	545	550,701
				109,084,810
Utah–1.39%
Salt Lake (City of), UT;
Series 2017 A, RB(c)(g)	5.00%	07/01/2047	2,705	3,212,999
Series 2018 A, RB(g)	5.00%	07/01/2048	1,305	1,561,654
Series 2018 A, RB(g)	5.25%	07/01/2048	1,735	2,113,161
Utah (County of), UT; Series 2016 B, RB(c)	4.00%	05/15/2047	3,300	3,553,077
				10,440,891
Virgin Islands–0.44%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029	670	672,948
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	1,125	1,125,168
Series 2010 A, RB	5.00%	10/01/2025	425	425,064
Series 2010 A, RB	5.00%	10/01/2029	1,095	1,095,055
				3,318,235
Virginia–2.27%
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	1,255	2,019,345
Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB	5.00%	09/01/2050	325	306,209
Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC);
Series 2017, RB(g)	5.00%	01/01/2040	370	383,579
Series 2019, RB(g)	5.00%	01/01/2044	1,985	2,054,515
Virginia (Commonwealth of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB(g)	6.00%	01/01/2037	880	938,326
Series 2012, RB(g)	5.50%	01/01/2042	2,950	3,088,030
Virginia (Commonwealth of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, RB(g)	5.00%	07/01/2034	3,320	3,451,306
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(g)	5.00%	12/31/2049	910	1,041,249
Series 2017, RB(g)	5.00%	12/31/2052	1,900	2,170,332
Virginia (Commonwealth of) Transportation Board; Series 2017, RB	4.00%	05/15/2042	1,320	1,530,514
				16,983,405
Washington–4.77%
Bellevue (City of), WA Convention Center Authority (Compound Interest); Series 1994, Ref. RB (INS - NATL)(h)(j)	0.00%	02/01/2024	5,000	4,757,800
Chelan (County of), WA Public Utility District No. 1; Series 2011 A, Ref. RB(g)	5.50%	07/01/2026	1,525	1,567,334
Energy Northwest (Columbia Generating Station); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,535	1,872,055
Kalispel Tribe of Indians; Series 2018 A, RB(d)	5.25%	01/01/2038	1,320	1,485,739
King (County of), WA; Series 2020 A, Ref. RB	4.00%	01/01/2052	3,000	3,565,860
Washington (State of); Series 2019 A, GO Bonds(c)	5.00%	08/01/2042	1,875	2,375,775
Washington (State of) (SR 520 Corridor Program –Toll Revenue); Series 2011 C, GO Bonds(c)(e)	5.00%	06/01/2033	1,500	1,535,235
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	1,175	1,344,224
Series 2018, RB(c)(i)	5.00%	07/01/2048	4,190	4,772,033
Series 2018, RB	5.00%	07/01/2048	840	941,531
Washington (State of) Health Care Facilities Authority; Series 2019 A-2, Ref. RB(c)(i)	5.00%	08/01/2044	3,635	4,379,848
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)(e)(f)	5.00%	02/01/2021	2,325	2,343,065
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(e)(f)	6.25%	05/15/2021	1,025	1,053,485
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2046	1,250	1,286,800
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(d)	5.00%	07/01/2046	$ 435	$ 450,825
Series 2016 A, Ref. RB(d)	5.00%	07/01/2051	360	372,193
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/2031	595	596,375
Series 2013, Ref. RB	5.25%	06/01/2033	1,000	1,057,150
				35,757,327
West Virginia–0.12%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(d)	7.50%	06/01/2043	830	888,191
Wisconsin–3.20%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(d)	6.75%	08/01/2031	915	754,820
Series 2017, RB(d)	6.75%	12/01/2042	2,135	1,864,773
Public Finance Authority (KU Campus Development Corp.); Series 2016, RB(c)	5.00%	03/01/2046	3,735	4,273,064
Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(d)	5.13%	06/15/2039	625	671,150
Superior (City of), WI (Superior Water, Light & Power Co.);
Series 2007 A, Ref. RB(g)	5.38%	11/01/2021	450	451,850
Series 2007 B, RB(g)	5.75%	11/01/2037	410	411,697
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2055	6,350	1,744,154
Series 2020 D, RB (INS - AGM)(h)(j)	0.00%	12/15/2060	24,535	5,343,723
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Alliance); Series 2013, RB	4.00%	11/15/2043	2,375	2,752,459
Wisconsin (State of) Public Finance Authority (Explore Academy); Series 2020 A, RB(d)	6.13%	02/01/2050	415	427,143
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(d)	6.38%	01/01/2048	650	525,031
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,675	1,900,740
Series 2018 A, RB	5.35%	12/01/2045	1,675	1,878,730
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	875	954,896
				23,954,230
Wyoming–0.35%
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(c)(j)	5.00%	01/01/2047	2,205	2,614,204
TOTAL INVESTMENTS IN SECURITIES(r)–163.72% (Cost $1,136,945,041)					1,226,039,857
FLOATING RATE NOTE OBLIGATIONS–(28.99)%
Notes with interest and fee rates ranging from 0.63% to 1.18% at 11/30/2020 and contractual maturities of collateral ranging from 09/01/2022 to 04/05/2056(s)					(217,095,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(35.09)%					(262,798,093)
OTHER ASSETS LESS LIABILITIES–0.36%					2,726,044
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$748,872,808
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2020 was $3,895,858, which represented less than 1% of the Trust’s Net Assets.
(c)	Underlying security related to TOB Trusts entered into by the Trust.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $42,177,343, which represented 5.63% of the Trust’s Net Assets.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security subject to the alternative minimum tax.
(h)	Zero coupon bond issued at a discount.
(i)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $41,546,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Restricted security. The aggregate value of these securities at period end was $1,775,938, which represented less than 1% of the Trust’s Net Assets.
(m)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(n)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(o)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(p)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(q)	Security subject to crossover refunding.
(r)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(s)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2020. At November 30, 2020, the Trust’s investments with a value of $347,634,083 are held by TOB Trusts and serve as collateral for the $217,095,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$1,225,198,025	$841,832	$1,226,039,857
Other Investments - Assets
Investments Matured	—	838,199	147,300	985,499
Total Investments	$—	$1,226,036,224	$989,132	$1,227,025,356
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Trust’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Trust and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Municipal Trust